ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets

Acquired intangible assets, net consisted of the following:

	At December 31,
	2012	2013
Cost:
Purchased software	$6,803	$9,647
Technology licenses	15,268	17,640
	22,071	27,287
Accumulated amortization:
Purchased software	(5,661)	(7,054)
Technology licenses	(5,591)	(8,015)
	(11,252)	(15,069)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	$10,819	$12,218